[CLIFFORD CHANCE LETTERHEAD]




June 3, 2008

Mr. Christian T. Sandoe
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549



RE:      CLAYMORE EXCHANGE-TRADED FUND TRUST (THE "FUND;" FILE NO.  811-21906)

Dear Mr. Sandoe:

I enclose the Fund's registration statement on Form N-14, to be filed via EDGAR on or about the date hereof in connection with the proposed merger of the Claymore/Raymond James SB-1 Equity Fund into a new series of the Fund.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz


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